Income Taxes (Details 6) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Accounts payables and accrued expenses	$ 0.0	$ 20.3
Deferred income taxes	6.2	90.3
Other noncurrent liabilities	34.7	29.9
Net unrecognized tax benefits	40.9	140.5
Gross unrecognized tax benefits	$ 44.5	$ 143.9	$ 122.8	$ 119.6